Transactions with Related Parties	6 Months Ended
Jun. 30, 2015
Transactions with related parties [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 12: TRANSACTIONS WITH RELATED PARTIES
The Navios Holdings Credit Facilities: Navios Acquisition entered into a $40,000 credit facility with Navios Holdings which is available for multiple drawings up to a limit of $40,000. The $40,000 facility has a margin of LIBOR plus 300 bps and pursuant to an amendment dated November 8, 2011, the maturity of the facility was extended to December 2014. In December 2014 the facility was renewed for one year. As of June 30, 2015, there was no outstanding amount under this facility.

Management fees: Pursuant to the Management Agreement dated May 28, 2010 as amended on May 4, 2012, Navios Holdings provided for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee through May 28, 2014. This daily fee covered all of the vessels' operating expenses, other than certain fees and costs. Dry docking expenses were fixed for the first four years under this agreement for up to $300 per LR1 and MR2 product tanker vessel and were reimbursed at cost for VLCC vessels.
In May 2014, Navios Acquisition extended the duration of its existing Management Agreement with Navios Holdings until May 2020 and fixed the fees for ship management services of its owned fleet for two additional years through May 2016 at current rates for product tanker and chemical tanker vessels, being $6.0 daily rate per MR2 product tanker and chemical tanker vessel and $7.0 daily rate per LR1 product tanker vessel and reduced the rate by 5% to $9.5 daily rate per VLCC vessel. Dry docking expenses under this Management Agreement will be reimbursed at cost for all vessels.
Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Commencing as of September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Total management fees for each of the three month periods ended June 30, 2015 and 2014 amounted to $24,293 and $23,787, respectively. Total management fees for the six month periods ended June 30, 2015 and 2014 amounted to $48,335 and $46,087, respectively.
General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with Navios Holdings, expiring on May 28, 2015, pursuant to which Navios Holdings provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with Navios Holdings, until May 2020 pursuant to its existing terms.
For the three month periods ended June 30, 2015 and 2014 the administrative services rendered by Navios Holdings amounted to $1,935 and $1,803, respectively. For the six month periods ended June 30, 2015 and 2014 the administrative services rendered by Navios Holdings amounted to $3,861 and $3,498, respectively.
Balance due from related parties: Amounts due from related parties as of June 30, 2015 and December 31, 2014 were $4,221 and $1,361, respectively. As of June 30, 2015, the Company had a receivable from Navios Europe I in the amount of $1,194 and a receivable from Navios Europe II in the amount of $26 in connection with the accrued interest income on the working capital loan and a receivable from Navios Holdings in the amount of $3,000 in connection with dry-docking and special survey expenses. As of December 31, 2014, the Company had a receivable from Navios Midstream in the amount of $674 in connection with various payables that were settled on its behalf. Further, the Company had a receivable from Navios Europe I in the amount of $688 in connection with the accrued interest income on the working capital loan.
Balance due to related parties: Amounts due to related parties as of June 30, 2015 and December 31, 2014 was $303 and $28,144, respectively, of which the current accounts payable to Navios Holdings and its subsidiaries was $303 and $18,489, respectively, and the long term accounts payable was $0 and $9,625, respectively. The amounts mainly consist of management fees administrative fees, dry docking costs and other expenses.
Omnibus Agreements
Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of the Navios Midstream General Partner. The Midstream Omnibus Agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.
Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries will grant to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition will agree (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tanker, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.
Backstop Agreements: On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.
Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition of all or part of the option interest shall be an amount equal to its fair market value.

Option Vessels: In connection with the IPO of Navios Midstream, Navios Acquisition has granted options to Navios Midstream, exercisable until November 2016, to purchase five more VLCCs (other than the Nave Celeste and the C. Dream) from Navios Acquisition at fair market value.

Sale of C. Dream and Nave Celeste: On June 18, 2015, Navios Acquisition sold the vessel-owning subsidiaries of the C. Dream and the Nave Celeste to Navios Midstream for a sale price of $100,000 million in total. Out of the $100,000 purchase price, $73,000 was paid in cash and the remaining amount was paid through the receipt of 1,592,920 Series A Units of Navios Midstream. In conjunction with the transaction, Navios Midstream also issued 32,509 general partner units to the General Partner, in order for the General Partner to maintain its 2.0% general partnership interest, for $551.

The Company recognized its incremental investment in Navios Midstream, which amounted to $27,665 under “Investment in affiliates”. The investment was recognized at fair value at $17.02 per unit. The incremental investment included the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets at the transaction date, which amounted to $2,947. Of this difference an amount of $(82) was allocated to the intangibles assets and $3,029 was allocated to the tangible assets. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.

The transaction resulted in a gain on sale of $14,742, of which $5,771 was recognized at the time of sale in the statements of comprehensive income / (loss) under “Gain / (loss) on sale of vessels” and the remaining $8,971 representing profit of Navios Acquisition's 60.9% interest in Navios Midstream has been deferred under “Deferred gain on sale of assets” and is being amortized over the vessels' remaining useful life or until the vessels are sold.
Balance due from Navios Europe I: Balance due from Navios Europe I as of June 30, 2015 amounted to $9,336 (December 31, 2014: $8,478) which included the Navios Revolving Loans I of $7,125 (December 31, 2014: $7,125), the non-current amount of $1,017 (December 31, 2014: $665) related to the accrued interest income earned under the Navios Term Loans I under the caption “Loans receivable from affiliates” and the accrued interest income earned under the Navios Revolving Loans I of $1,194 (December 31, 2014: $688) under the caption "Balance due form related parties."
The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of June 30, 2015, the amount undrawn under the Navios Revolving Loans I is $9,100, of which Navios Acquisition is committed to fund $4,323.
Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners will make available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). See Note 7 for the Investment in Navios Europe II and respective ownership interests.
Balance due from Navios Europe II as of June 30, 2015 amounted to $3,348 which included the Navios Revolving Loans II of $3,289, the non-current amount of $33 related to the accrued interest income earned under the Navios Term Loans II under the caption “Loans receivable from affiliates” and the accrued interest income earned under the Navios Revolving Loans II of $26 under the caption "Balance due form related parties."
The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates. As of June 30, 2015, the amount undrawn under the Navios Revolving Loans II is $31,575, of which Navios Acquisition is committed to fund $14,998. As of June 30, 2015, the amount undrawn under the Navios Term Loans II is $5,000, of which Navios Acquisition is committed to fund $2,375.